VISION GROUP OF FUNDS, INC.

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                     June 30, 2000




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

     RE: VISION GROUP OF FUNDS, INC. (the "Corporation")
           Vision Treasury Money Market Fund
           Vision Money Market Fund
           Vision New York Tax-Free Money Market Fund
           Vision U.S. Government Securities Fund
           Vision New York Municipal Income Fund
           Vision Large Cap Value Fund (formerly, Vision Equity Income
              Fund)
           Vision Mid Cap Stock Fund
           Vision Large Cap Growth Fund
           Vision Large Cap Core Fund (the "Funds")
         1933 Act File No. 33-20673
         1940 ACT FILE NO. 811-5514

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive forms of prospectuses and statement of additional information of the Funds dated June 30, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information of the Funds contained in the most recent registration statement for the Corporation. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 42 on June 28, 2000.

      If you have any questions regarding this certification, please call me at
(412) 288-7403.

                                          Very truly yours,



                                          /s/ C. Todd Gibson
                                          C. Todd Gibson
                                          Secretary